UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
December 1, 2017 to May 31, 2018

Commission File Number of issuing entity:	333-179092-01
Central Index Key Number of issuing entity:	0001539816

AEP TEXAS CENTRAL TRANSITION FUNDING III LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-179092
Central Index Key Number of depositor:	0000018734

AEP TEXAS CENTRAL COMPANY
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0000018734

AEP TEXAS CENTRAL COMPANY
(Exact name of sponsor as specified in its charter)

THOMAS G. BERKEMEYER, Associate General Counsel AMERICAN ELECTRIC POWER SERVICE CORPORATION (614) 716-1648
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

76-0830689
(IRS Employer Identification No.)

539 N. Carancahua Street, Suite 1700, Corpus Christi, Texas	78401
(Address of principal executive offices of the issuing entity)	(Zip Code)

(361) 881-5399
(Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-1			☒
Senior Secured Transition Bonds, Series A, Tranche A-2			☒
Senior Secured Transition Bonds, Series A, Tranche A-3			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I - DISTRIBUTION INFORMATION

Item 1.        Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is May 31, 2018.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated March 7, 2012, and related Prospectus, dated March 2, 2012, of AEP Texas Central Transition Funding III LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on March 9, 2012 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the June 1, 2018 distribution date.

Item 1A.    Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.    Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2.        Legal Proceedings.

U.S. Bank National Association has provided the following information to the depositor:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3.        Sale of Securities and Use of Proceeds.

None.

Item 4.        Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.        Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.        Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.        Change in Sponsor Interest in the Securities

None.

Item 8.        Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.        Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10.    Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Series A Bonds, dated May 31, 2018.

 (b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1     Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on January 5, 2012 (incorporated by reference to exhibit 3.1 included as an exhibit to the Sponsor’s Form S-3/A filed on February 27, 2012).

3.2     Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of February 27, 2012 (incorporated by reference to exhibit 3.2 included as an exhibit to the Sponsor’s Form S-3/A filed on February 27, 2012).

4.1     Indenture dated as of March 14, 2012 between the Issuing Entity and U.S. Bank National Association providing for the issuance of Senior Secured Transition Bonds, Series A (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

4.2     Form of Senior Secured Transition Bonds, Series A (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.1     Transition Property Purchase and Sale Agreement dated as of March 14, 2012 between the Issuing Entity and AEP Texas Central Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.2    Transition Property Servicing Agreement dated as of March 14, 2012 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.3    Administration Agreement dated as of March 14, 2012 between the Issuing Entity and AEP Texas Central Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

10.4    Amended and Restated Intercreditor Agreement, dated as of March 14, 2012, by and among AEP Texas Central Company, AEP Texas Central Transition Funding LLC, U.S. Bank National Association, AEP Texas Central Transition Funding II LLC, The Bank of New York Mellon and AEP Texas Central Transition Funding III LLC, each in their respective capacities (incorporated by reference to exhibit 99.4 included as an exhibit to the Sponsor’s Form 8-K filed on March 16, 2012).

*99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated May 31, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AEP Texas Central Transition Funding III LLC
(Issuing Entity)

Date: June 1, 2018	By:	AEP Texas Central Company, As Servicer

	By:	/s/ Lonni L. Dieck
	Name:	Lonni L. Dieck
	Title	Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX
99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated May 31, 2018.